UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22192

AIP Multi-Strategy Fund A

(Exact name of registrant as specified in charter)

100 Front Street, Suite 400

West Conshohocken, PA 19428

(Address of principal executive offices) (Zip Code)

Joseph Benedetti, Esq.

Morgan Stanley Investment Management Inc.

522 Fifth Avenue

New York, New York 10036

(Name and address of agent for service)

Registrant’s telephone number, including area code: 610-260-7600

Date of fiscal year end: December 31

Date of reporting period: June 30, 2016

Item 1.  Proxy Voting Record.

The registrant was entitled to vote at five shareholder meetings held during the period covered by this report:

(a)	The name of the issuer of the portfolio security: LionEye Capital Management LLC
(b)	The exchange ticker symbol of the portfolio security: Not Applicable
(c)	The Council on Uniform Securities Identification Procedures (“CUSIP”) number for the portfolio security: Not Applicable
(d)	The shareholder meeting date: September 28, 2015
(e)	A brief description of the matter voted on: Extraordinary general meeting; matters voted on include amendment of the Memorandum and Articles.
(f)	Whether the matter was proposed by the issuer or by a security holder: The matter was proposed by the issuer.
(g)	Whether the registrant cast its vote on the matter. A vote was cast.
(h)	How the registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors): Registrant voted for the proposal.
(i)	Whether the registrant cast its vote for or against management: Registrant cast its vote for management.

(a)	The name of the issuer of the portfolio security: Trient Global Macro Fund
(b)	The exchange ticker symbol of the portfolio security: Not Applicable
(c)	The Council on Uniform Securities Identification Procedures (“CUSIP”) number for the portfolio security: Not Applicable
(d)	The shareholder meeting date: September 30, 2015
(e)	A brief description of the matter voted on: Annual general meeting; matters voted on include approval of financials, reappointment of auditors, auditor’s fees, and miscellaneous.
(f)	Whether the matter was proposed by the issuer or by a security holder: The matter was proposed by the issuer.
(g)	Whether the registrant cast its vote on the matter. A vote was cast.
(h)	How the registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors): Registrant voted for the proposal.
(i)	Whether the registrant cast its vote for or against management: Registrant cast its vote for management.

(a)	The name of the issuer of the portfolio security: Scopus Partners II, LP
(b)	The exchange ticker symbol of the portfolio security: Not Applicable
(c)	The Council on Uniform Securities Identification Procedures (“CUSIP”) number for the portfolio security: Not Applicable
(d)	The shareholder meeting date: October 30, 2015
(e)	A brief description of the matter voted on: Consent to proposed amendments of the Amended and Restated Partnership Documents.
(f)	Whether the matter was proposed by the issuer or by a security holder: The matter was proposed by the issuer.
(g)	Whether the registrant cast its vote on the matter. A vote was cast.
(h)	How the registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors): Registrant voted for the proposal.
(i)	Whether the registrant cast its vote for or against management: Registrant cast its vote for management.

(a)	The name of the issuer of the portfolio security: Stone Milliner Asset Management LLP
(b)	The exchange ticker symbol of the portfolio security: Not Applicable
(c)	The Council on Uniform Securities Identification Procedures (“CUSIP”) number for the portfolio security: Not Applicable
(d)	The shareholder meeting date: February 11, 2016
(e)	A brief description of the matter voted on: Extraordinary general meeting; matters voted on include the increase in authorized capital, as well as the amendment and restatement of the Memorandum and Articles.
(f)	Whether the matter was proposed by the issuer or by a security holder: The matter was proposed by the issuer.
(g)	Whether the registrant cast its vote on the matter. A vote was cast.
(h)	How the registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors): Registrant voted for the proposal.
(i)	Whether the registrant cast its vote for or against management: Registrant cast its vote for management.

(a)	The name of the issuer of the portfolio security: Pelham Long/Short Small Cap Fund Ltd
(b)	The exchange ticker symbol of the portfolio security: Not Applicable
(c)	The Council on Uniform Securities Identification Procedures (“CUSIP”) number for the portfolio security: Not Applicable
(d)	The shareholder meeting date: June 7, 2016
(e)	A brief description of the matter voted on: Annual General Meeting; matters voted on include approval of financial statements, appointment of director, and approval of auditors.
(f)	Whether the matter was proposed by the issuer or by a security holder: The matter was proposed by the issuer.
(g)	Whether the registrant cast its vote on the matter. A vote was cast.
(h)	How the registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors): Registrant voted for the proposal.
(i)	Whether the registrant cast its vote for or against management: Registrant cast its vote for management.

Pursuant to the requirements of the Investment Company Act of 1940, the registrant had duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AIP MULTI-STRATEGY FUND A

By:	/s/ John Gernon
Name: John Gernon
Title: Principal Executive Officer

Date:	August 25, 2016